UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series 1000 Value Index Fund

October 31, 2016

XS6-QTLY-1216
1.967969.102

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.2%
Adient PLC (a)	20,652	$939,873
BorgWarner, Inc.	54,869	1,966,505
Gentex Corp.	28,730	485,824
Hertz Global Holdings, Inc. (a)	16,534	548,102
Lear Corp.	3,631	445,814
The Goodyear Tire & Rubber Co.	76,779	2,228,894
		6,615,012
Automobiles - 0.9%
Ford Motor Co.	1,117,787	13,122,819
General Motors Co.	403,517	12,751,137
		25,873,956
Distributors - 0.0%
Genuine Parts Co.	2,381	215,695
Diversified Consumer Services - 0.1%
Graham Holdings Co.	1,238	588,050
H&R Block, Inc. (b)	64,538	1,482,438
		2,070,488
Hotels, Restaurants & Leisure - 0.7%
ARAMARK Holdings Corp.	39,565	1,473,005
Carnival Corp. unit	117,365	5,762,622
Choice Hotels International, Inc.	2,958	143,315
Extended Stay America, Inc. unit	18,136	259,345
Hilton Worldwide Holdings, Inc.	17,979	406,325
Hyatt Hotels Corp. Class A (a)	6,438	326,986
International Game Technology PLC	26,874	771,821
Marriott International, Inc. Class A	22,646	1,555,780
MGM Mirage, Inc. (a)	123,978	3,244,504
Norwegian Cruise Line Holdings Ltd. (a)(b)	41,458	1,611,472
Royal Caribbean Cruises Ltd.	48,503	3,728,426
Wendy's Co.	25,697	278,555
Wynn Resorts Ltd.	1,988	187,965
		19,750,121
Household Durables - 0.4%
CalAtlantic Group, Inc. (b)	18,717	604,933
D.R. Horton, Inc.	43,618	1,257,507
Garmin Ltd. (b)	32,005	1,547,762
Harman International Industries, Inc.	10,806	861,346
Lennar Corp.:
Class A	24,700	1,029,743
Class B	1,335	44,749
Mohawk Industries, Inc. (a)	3,684	678,961
PulteGroup, Inc.	70,000	1,302,000
Toll Brothers, Inc. (a)	23,413	642,453
Whirlpool Corp.	19,295	2,890,777
		10,860,231
Internet & Direct Marketing Retail - 0.1%
Liberty Interactive Corp.:
(Venture Group) Series A (a)	30,957	1,235,184
QVC Group Series A (a)	55,470	1,025,640
		2,260,824
Leisure Products - 0.0%
Brunswick Corp.	4,807	209,105
Vista Outdoor, Inc. (a)	14,293	552,710
		761,815
Media - 0.8%
Clear Channel Outdoor Holding, Inc. Class A	4,755	27,341
Comcast Corp. Class A	52,076	3,219,338
Discovery Communications, Inc.:
Class A (a)(b)	3,106	81,098
Class C (non-vtg.) (a)	4,587	115,180
DISH Network Corp. Class A (a)	14,386	842,444
John Wiley & Sons, Inc. Class A	12,670	653,772
Liberty Broadband Corp.:
Class A (a)	7,229	469,524
Class C (a)(b)	29,666	1,977,239
Liberty Media Corp.:
Liberty SiriusXM Class A (a)	26,220	872,339
Liberty SiriusXM Class C (a)	52,423	1,739,919
Lions Gate Entertainment Corp.	9,536	194,153
Live Nation Entertainment, Inc. (a)	16,067	444,574
News Corp.:
Class A	94,291	1,142,807
Class B (b)	49,037	608,059
Regal Entertainment Group Class A (b)	16,579	356,614
Tegna, Inc.	62,207	1,220,501
The Madison Square Garden Co. (a)	4,994	826,457
Time Warner, Inc.	77,749	6,918,884
Tribune Media Co. Class A (b)	20,438	666,279
Twenty-First Century Fox, Inc.:
Class A	70,769	1,859,102
Class B	31,829	839,967
Viacom, Inc.:
Class A	285	12,056
Class B (non-vtg.)	11,694	439,227
		25,526,874
Multiline Retail - 0.6%
Dillard's, Inc. Class A	5,424	332,491
JC Penney Corp., Inc. (a)(b)	87,889	754,967
Kohl's Corp. (b)	53,067	2,321,681
Macy's, Inc.	88,903	3,244,070
Target Corp.	151,505	10,412,939
		17,066,148
Specialty Retail - 0.6%
AutoNation, Inc. (a)(b)	11,207	491,651
Bed Bath & Beyond, Inc.	38,064	1,538,547
Best Buy Co., Inc.	79,824	3,105,952
Burlington Stores, Inc. (a)	8,571	642,311
Cabela's, Inc. Class A (a)	12,515	771,049
CST Brands, Inc.	21,274	1,021,577
Dick's Sporting Goods, Inc.	5,440	302,736
Foot Locker, Inc.	3,897	260,203
GameStop Corp. Class A (b)	29,210	702,501
Gap, Inc. (b)	59,799	1,649,854
L Brands, Inc.	57,119	4,123,421
Michaels Companies, Inc. (a)	6,134	142,616
Murphy U.S.A., Inc. (a)	4,145	285,093
Penske Automotive Group, Inc.	10,968	490,818
Signet Jewelers Ltd. (b)	1,951	158,538
Staples, Inc.	185,491	1,372,633
Tiffany & Co., Inc. (b)	31,480	2,311,262
Urban Outfitters, Inc. (a)	5,638	188,591
		19,559,353
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	64,900	2,329,261
PVH Corp.	23,284	2,490,922
Ralph Lauren Corp.	15,250	1,496,025
		6,316,208

TOTAL CONSUMER DISCRETIONARY		136,876,725

CONSUMER STAPLES - 8.9%
Beverages - 0.8%
Brown-Forman Corp.:
Class A	883	42,826
Class B (non-vtg.)	3,244	149,775
Molson Coors Brewing Co. Class B	49,459	5,134,339
PepsiCo, Inc.	54,005	5,789,336
The Coca-Cola Co.	282,449	11,975,838
		23,092,114
Food & Staples Retailing - 1.7%
CVS Health Corp.	17,928	1,507,745
Manitowoc Foodservice, Inc. (a)	20,248	305,947
Wal-Mart Stores, Inc.	435,556	30,497,631
Walgreens Boots Alliance, Inc.	196,534	16,259,258
Whole Foods Market, Inc. (b)	76,498	2,164,128
		50,734,709
Food Products - 2.0%
Archer Daniels Midland Co.	165,481	7,210,007
Bunge Ltd.	40,103	2,486,787
ConAgra Foods, Inc.	26,259	1,265,159
Flowers Foods, Inc. (b)	4,097	63,585
Hormel Foods Corp.	9,753	375,491
Ingredion, Inc.	6,031	791,086
Kellogg Co.	5,472	411,111
Mead Johnson Nutrition Co. Class A	34,512	2,580,462
Mondelez International, Inc.	430,017	19,324,964
Pilgrim's Pride Corp. (b)	14,478	316,200
Pinnacle Foods, Inc.	33,203	1,707,298
Post Holdings, Inc. (a)	7,733	589,487
The Hain Celestial Group, Inc. (a)	7,387	268,665
The J.M. Smucker Co.	33,320	4,375,249
The Kraft Heinz Co.	149,566	13,303,896
TreeHouse Foods, Inc. (a)(b)	10,724	938,136
Tyson Foods, Inc. Class A	44,646	3,163,169
		59,170,752
Household Products - 2.7%
Clorox Co.	5,483	658,070
Colgate-Palmolive Co.	205,015	14,629,870
Energizer Holdings, Inc.	12,077	561,701
Kimberly-Clark Corp.	15,321	1,752,876
Procter & Gamble Co.	736,965	63,968,562
		81,571,079
Personal Products - 0.2%
Coty, Inc. Class A	123,755	2,845,127
Edgewell Personal Care Co. (a)	16,853	1,270,716
Nu Skin Enterprises, Inc. Class A	11,186	689,617
		4,805,460
Tobacco - 1.5%
Philip Morris International, Inc.	398,351	38,416,970
Reynolds American, Inc.	91,375	5,032,935
		43,449,905

TOTAL CONSUMER STAPLES		262,824,019

ENERGY - 13.2%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	125,988	6,979,735
Diamond Offshore Drilling, Inc. (b)	18,372	302,954
Dril-Quip, Inc. (a)	10,802	513,095
Ensco PLC Class A	86,163	673,795
FMC Technologies, Inc. (a)	64,621	2,085,320
Frank's International NV (b)	10,082	113,423
Halliburton Co.	246,910	11,357,860
Helmerich & Payne, Inc. (b)	27,824	1,755,973
Nabors Industries Ltd.	78,692	936,435
National Oilwell Varco, Inc. (b)	108,771	3,491,549
Noble Corp. (b)	69,117	341,438
Oceaneering International, Inc.	27,973	665,757
Patterson-UTI Energy, Inc. (b)	41,239	927,053
Rowan Companies PLC (b)	35,896	476,340
RPC, Inc. (b)	16,658	287,684
Schlumberger Ltd.	400,804	31,354,897
Superior Energy Services, Inc. (b)	42,936	607,974
Transocean Ltd. (United States) (a)(b)	98,635	947,882
Weatherford International Ltd. (a)(b)	256,760	1,237,583
		65,056,747
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	160,830	9,559,735
Antero Resources Corp. (a)	51,710	1,368,764
Apache Corp.	33,807	2,010,840
Cabot Oil & Gas Corp.	38,830	810,770
Cheniere Energy, Inc. (a)	57,511	2,168,165
Chesapeake Energy Corp. (a)(b)	159,288	877,677
Chevron Corp.	541,301	56,701,280
Cimarex Energy Co.	22,704	2,931,768
Concho Resources, Inc. (a)	40,553	5,147,798
ConocoPhillips Co.	356,863	15,505,697
CONSOL Energy, Inc. (b)	64,849	1,099,191
Continental Resources, Inc. (a)(b)	13,742	672,121
Devon Energy Corp.	137,028	5,191,991
Diamondback Energy, Inc. (a)	16,893	1,542,162
Energen Corp.	27,891	1,398,176
EOG Resources, Inc.	140,479	12,702,111
EQT Corp.	49,485	3,266,010
Exxon Mobil Corp.	1,200,774	100,048,491
Gulfport Energy Corp. (a)	35,858	864,536
Hess Corp.	81,135	3,892,046
HollyFrontier Corp. (b)	46,311	1,155,459
Kinder Morgan, Inc.	553,610	11,310,252
Kosmos Energy Ltd. (a)	44,839	233,611
Laredo Petroleum, Inc. (a)	41,034	489,125
Marathon Oil Corp.	244,335	3,220,335
Marathon Petroleum Corp.	151,140	6,588,193
Murphy Oil Corp.	46,634	1,206,422
Newfield Exploration Co. (a)	42,553	1,727,226
Noble Energy, Inc.	122,267	4,214,543
Occidental Petroleum Corp.	219,444	15,999,662
Parsley Energy, Inc. Class A (a)	42,546	1,399,763
PBF Energy, Inc. Class A (b)	27,933	608,939
Phillips 66 Co.	129,697	10,524,912
Pioneer Natural Resources Co.	46,742	8,367,753
QEP Resources, Inc.	68,242	1,096,649
Range Resources Corp.	58,782	1,986,244
Rice Energy, Inc. (a)	44,276	978,057
SM Energy Co.	24,523	824,708
Spectra Energy Corp.	170,182	7,115,309
Targa Resources Corp.	44,869	1,969,749
Tesoro Corp.	34,436	2,926,027
The Williams Companies, Inc.	165,005	4,818,146
Valero Energy Corp.	135,027	7,998,999
Whiting Petroleum Corp. (a)	57,574	474,410
World Fuel Services Corp.	19,749	794,897
WPX Energy, Inc. (a)	95,086	1,032,634
		326,821,353

TOTAL ENERGY		391,878,100

FINANCIALS - 24.3%
Banks - 10.8%
Associated Banc-Corp.	42,608	864,942
Bank of America Corp.	2,959,729	48,835,529
Bank of Hawaii Corp. (b)	12,117	910,593
BankUnited, Inc.	28,355	826,265
BB&T Corp.	233,923	9,169,782
BOK Financial Corp.	7,326	520,293
CIT Group, Inc.	57,101	2,074,479
Citigroup, Inc.	845,452	41,553,966
Citizens Financial Group, Inc.	89,629	2,360,828
Comerica, Inc.	50,152	2,612,418
Commerce Bancshares, Inc. (b)	23,747	1,183,076
Cullen/Frost Bankers, Inc. (b)	15,172	1,152,920
East West Bancorp, Inc.	41,274	1,630,736
Fifth Third Bancorp	220,178	4,791,073
First Hawaiian, Inc.	6,313	172,219
First Horizon National Corp.	66,578	1,025,967
First Republic Bank	8,212	611,219
Huntington Bancshares, Inc.	309,409	3,279,735
JPMorgan Chase & Co.	1,048,083	72,590,229
KeyCorp	309,908	4,375,901
M&T Bank Corp. (b)	42,960	5,272,481
PacWest Bancorp	34,183	1,483,200
Peoples United Financial, Inc.	89,331	1,450,735
PNC Financial Services Group, Inc.	143,700	13,737,720
Popular, Inc.	29,254	1,061,920
Regions Financial Corp.	365,600	3,915,576
Signature Bank (a)	6,188	746,025
SunTrust Banks, Inc.	144,138	6,519,362
SVB Financial Group (a)	3,846	470,250
Synovus Financial Corp.	35,831	1,184,931
TCF Financial Corp.	44,847	641,312
U.S. Bancorp	467,103	20,907,530
Wells Fargo & Co.	1,315,840	60,541,798
Western Alliance Bancorp. (a)	11,597	433,264
Zions Bancorporation (b)	57,841	1,863,059
		320,771,333
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (a)	1,984	263,197
Ameriprise Financial, Inc.	31,421	2,777,302
Bank of New York Mellon Corp.	301,244	13,034,828
BlackRock, Inc. Class A	35,943	12,265,189
Charles Schwab Corp.	68,692	2,177,536
CME Group, Inc.	97,148	9,724,515
E*TRADE Financial Corp. (a)	80,250	2,259,840
Franklin Resources, Inc.	103,961	3,499,327
Goldman Sachs Group, Inc.	111,042	19,792,126
Interactive Brokers Group, Inc.	16,000	531,040
IntercontinentalExchange, Inc.	17,641	4,769,950
Invesco Ltd.	98,721	2,773,073
Lazard Ltd. Class A	31,417	1,145,464
Legg Mason, Inc.	30,046	862,921
LPL Financial (b)	21,015	650,624
Moody's Corp.	5,087	511,345
Morgan Stanley	410,814	13,791,026
Northern Trust Corp.	59,640	4,319,129
Raymond James Financial, Inc.	36,315	2,183,258
State Street Corp.	113,364	7,959,286
T. Rowe Price Group, Inc.	16,387	1,048,932
TD Ameritrade Holding Corp.	7,749	265,093
The NASDAQ OMX Group, Inc.	32,199	2,059,770
Thomson Reuters Corp.	86,466	3,407,584
		112,072,355
Consumer Finance - 1.4%
Ally Financial, Inc.	127,217	2,298,811
American Express Co.	230,254	15,293,471
Capital One Financial Corp.	147,039	10,886,768
Discover Financial Services	79,137	4,457,787
Navient Corp.	94,011	1,201,461
OneMain Holdings, Inc. (a)(b)	15,118	428,444
Santander Consumer U.S.A. Holdings, Inc. (a)	30,134	367,635
SLM Corp. (a)	121,701	857,992
Synchrony Financial	240,285	6,869,748
		42,662,117
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	544,458	78,565,289
Donnelley Financial Solutions, Inc. (a)	2,394	51,351
Leucadia National Corp.	94,280	1,760,208
Voya Financial, Inc.	58,800	1,796,340
		82,173,188
Insurance - 5.1%
AFLAC, Inc.	115,587	7,960,477
Alleghany Corp. (a)	4,267	2,202,668
Allied World Assurance Co. Holdings AG	24,991	1,074,113
Allstate Corp.	107,482	7,298,028
American Financial Group, Inc.	19,699	1,467,576
American International Group, Inc.	319,197	19,694,455
American National Insurance Co.	2,095	245,450
AmTrust Financial Services, Inc.	23,426	618,212
Arch Capital Group Ltd. (a)	33,057	2,577,454
Arthur J. Gallagher & Co.	15,751	759,671
Aspen Insurance Holdings Ltd.	17,167	828,308
Assurant, Inc.	17,768	1,430,679
Assured Guaranty Ltd.	38,009	1,136,089
Axis Capital Holdings Ltd.	26,318	1,499,336
Brown & Brown, Inc.	31,262	1,152,317
Chubb Ltd.	132,995	16,890,365
Cincinnati Financial Corp.	43,068	3,048,353
CNA Financial Corp.	7,725	282,503
Endurance Specialty Holdings Ltd.	18,340	1,686,363
Erie Indemnity Co. Class A	1,853	189,729
Everest Re Group Ltd.	12,034	2,449,160
First American Financial Corp.	30,454	1,189,533
FNF Group	75,739	2,719,787
Hanover Insurance Group, Inc.	12,080	920,375
Hartford Financial Services Group, Inc.	112,574	4,965,639
Lincoln National Corp.	53,332	2,618,068
Loews Corp.	80,452	3,461,850
Markel Corp. (a)	3,917	3,436,893
Mercury General Corp.	7,776	423,559
MetLife, Inc.	267,645	12,568,609
Old Republic International Corp.	69,066	1,164,453
Principal Financial Group, Inc.	77,038	4,206,275
ProAssurance Corp.	15,008	799,926
Progressive Corp.	151,207	4,764,533
Prudential Financial, Inc.	127,170	10,782,744
Reinsurance Group of America, Inc.	18,323	1,976,319
RenaissanceRe Holdings Ltd.	12,183	1,514,225
The Travelers Companies, Inc.	83,956	9,082,360
Torchmark Corp.	34,145	2,165,134
Unum Group	68,417	2,421,962
Validus Holdings Ltd.	21,470	1,097,117
W.R. Berkley Corp.	27,620	1,577,102
White Mountains Insurance Group Ltd.	1,343	1,114,314
XL Group Ltd.	53,219	1,846,699
		151,308,782
Mortgage Real Estate Investment Trusts - 0.3%
Agnc Investment Corp.	95,543	1,916,593
Annaly Capital Management, Inc.	292,600	3,031,336
Chimera Investment Corp.	53,554	839,191
MFA Financial, Inc.	105,692	772,609
Starwood Property Trust, Inc.	66,860	1,486,966
Two Harbors Investment Corp.	98,804	823,037
		8,869,732
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	136,788	1,964,276
TFS Financial Corp.	16,316	290,751
		2,255,027

TOTAL FINANCIALS		720,112,534

HEALTH CARE - 11.0%
Biotechnology - 0.0%
Alnylam Pharmaceuticals, Inc. (a)	2,823	100,499
Juno Therapeutics, Inc. (a)(b)	1,758	42,702
Opko Health, Inc. (a)(b)	7,813	73,598
United Therapeutics Corp. (a)	9,089	1,091,316
		1,308,115
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	422,623	16,583,727
Alere, Inc. (a)	20,130	899,408
Baxter International, Inc.	127,444	6,065,060
Danaher Corp.	128,186	10,069,010
Dentsply Sirona, Inc.	66,175	3,809,695
Hill-Rom Holdings, Inc.	1,197	66,326
Medtronic PLC	403,754	33,115,903
St. Jude Medical, Inc.	24,494	1,906,613
Teleflex, Inc.	10,193	1,458,924
The Cooper Companies, Inc.	3,028	533,049
Zimmer Biomet Holdings, Inc.	24,956	2,630,362
		77,138,077
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc. (a)(b)	13,655	491,034
Aetna, Inc.	64,812	6,957,568
AmSurg Corp. (a)(b)	6,733	402,297
Anthem, Inc.	55,169	6,722,894
Brookdale Senior Living, Inc. (a)	52,610	759,162
Cardinal Health, Inc.	6,910	474,648
Centene Corp. (a)	12,669	791,559
Cigna Corp.	48,659	5,782,149
DaVita HealthCare Partners, Inc. (a)	29,443	1,725,949
Envision Healthcare Holdings, Inc. (a)	8,774	173,550
Express Scripts Holding Co. (a)	21,203	1,429,082
HCA Holdings, Inc. (a)	28,547	2,184,702
Humana, Inc.	2,518	431,913
Laboratory Corp. of America Holdings (a)	16,330	2,046,802
LifePoint Hospitals, Inc. (a)(b)	11,505	688,574
MEDNAX, Inc. (a)	7,774	476,158
Premier, Inc. (a)	9,077	289,012
Quest Diagnostics, Inc.	40,728	3,316,888
Universal Health Services, Inc. Class B	18,549	2,239,050
Wellcare Health Plans, Inc. (a)	999	113,396
		37,496,387
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	53,310	640,253
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	69,178	3,014,085
Bio-Rad Laboratories, Inc. Class A (a)	5,928	937,098
PerkinElmer, Inc.	24,507	1,247,161
QIAGEN NV (a)	65,576	1,598,743
Quintiles Transnational Holdings, Inc. (a)	8,134	583,533
Thermo Fisher Scientific, Inc.	61,530	9,046,756
VWR Corp. (a)	20,979	577,132
		17,004,508
Pharmaceuticals - 6.5%
Allergan PLC (a)	46,467	9,708,815
Endo International PLC (a)	58,504	1,096,950
Johnson & Johnson	654,317	75,894,229
Mallinckrodt PLC (a)	31,498	1,866,571
Merck & Co., Inc.	797,763	46,844,643
Mylan N.V. (a)	89,955	3,283,358
Patheon NV	4,016	101,966
Perrigo Co. PLC (b)	39,631	3,296,903
Pfizer, Inc.	1,609,184	51,027,225
		193,120,660

TOTAL HEALTH CARE		326,708,000

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.5%
General Dynamics Corp.	40,991	6,178,983
Huntington Ingalls Industries, Inc.	2,182	352,088
L-3 Communications Holdings, Inc.	22,076	3,023,087
Orbital ATK, Inc.	16,670	1,239,581
Raytheon Co.	52,807	7,213,964
Spirit AeroSystems Holdings, Inc. Class A	18,316	922,394
Textron, Inc.	53,495	2,144,080
United Technologies Corp.	223,475	22,839,145
		43,913,322
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	15,367	790,939
Airlines - 0.6%
Alaska Air Group, Inc.	6,056	437,364
American Airlines Group, Inc.	152,060	6,173,636
Copa Holdings SA Class A (b)	8,895	820,386
Delta Air Lines, Inc.	49,038	2,048,317
JetBlue Airways Corp. (a)	85,692	1,497,896
Spirit Airlines, Inc. (a)	20,387	977,149
United Continental Holdings, Inc. (a)	91,165	5,126,208
		17,080,956
Building Products - 0.4%
Armstrong World Industries, Inc. (a)(b)	13,262	497,325
Lennox International, Inc.	828	120,797
Masco Corp.	33,422	1,032,071
Owens Corning	33,123	1,615,740
Tyco International Ltd.	206,975	8,345,232
USG Corp. (a)(b)	24,892	626,781
		12,237,946
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)(b)	13,764	651,312
LSC Communications, Inc.	2,395	58,055
R.R. Donnelley & Sons Co.	6,387	113,369
Republic Services, Inc.	67,973	3,577,419
Stericycle, Inc. (a)	1,296	103,797
Waste Management, Inc.	22,259	1,461,526
		5,965,478
Construction & Engineering - 0.3%
AECOM (a)	43,519	1,212,004
Chicago Bridge & Iron Co. NV (b)	29,790	953,876
Fluor Corp.	39,940	2,076,481
Jacobs Engineering Group, Inc. (a)	34,568	1,783,017
KBR, Inc.	40,757	603,611
Quanta Services, Inc. (a)	29,971	861,666
Valmont Industries, Inc.	1,275	163,136
		7,653,791
Electrical Equipment - 0.8%
AMETEK, Inc.	54,250	2,392,425
Eaton Corp. PLC	131,555	8,389,262
Emerson Electric Co.	154,494	7,829,756
Fortive Corp.	64,149	3,274,806
Hubbell, Inc. Class B	5,614	586,775
Regal Beloit Corp.	12,718	751,634
Rockwell Automation, Inc.	7,728	925,196
SolarCity Corp. (a)(b)	18,687	366,265
		24,516,119
Industrial Conglomerates - 2.3%
Carlisle Companies, Inc.	12,660	1,327,401
General Electric Co.	2,135,843	62,153,031
ITT, Inc.	25,804	908,817
Roper Technologies, Inc.	14,014	2,428,766
		66,818,015
Machinery - 1.9%
AGCO Corp.	19,889	1,015,930
Allison Transmission Holdings, Inc.	40,431	1,184,224
Caterpillar, Inc.	160,525	13,397,417
Colfax Corp. (a)	28,077	892,568
Crane Co.	13,906	945,747
Cummins, Inc.	45,405	5,803,667
Deere & Co. (b)	68,122	6,015,173
Donaldson Co., Inc.	2,791	101,927
Dover Corp.	44,134	2,952,123
Flowserve Corp.	14,557	616,489
IDEX Corp.	1,498	129,487
Ingersoll-Rand PLC	36,905	2,483,337
Lincoln Electric Holdings, Inc.	6,441	424,011
Oshkosh Corp.	20,794	1,112,479
PACCAR, Inc.	89,839	4,933,958
Parker Hannifin Corp.	38,448	4,719,492
Pentair PLC	47,924	2,642,050
Snap-On, Inc.	4,431	682,817
Stanley Black & Decker, Inc.	37,796	4,302,697
Terex Corp.	30,215	721,534
Timken Co.	20,090	663,975
Trinity Industries, Inc.	42,659	910,770
Xylem, Inc.	24,499	1,184,037
		57,835,909
Marine - 0.0%
Kirby Corp. (a)(b)	15,076	888,730
Professional Services - 0.1%
Dun & Bradstreet Corp.	6,193	773,196
Manpower, Inc.	20,498	1,574,246
Nielsen Holdings PLC	22,471	1,011,644
		3,359,086
Road & Rail - 1.3%
AMERCO	661	213,100
CSX Corp.	274,757	8,382,836
Genesee & Wyoming, Inc. Class A (a)	16,165	1,098,250
Kansas City Southern	30,972	2,718,103
Norfolk Southern Corp.	84,882	7,894,026
Old Dominion Freight Lines, Inc. (a)	7,287	544,193
Ryder System, Inc.	15,285	1,060,626
Union Pacific Corp.	204,708	18,051,151
		39,962,285
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	13,860	419,404
Herc Holdings, Inc. (a)	5,512	165,856
MSC Industrial Direct Co., Inc. Class A	7,890	574,392
United Rentals, Inc. (a)	3,684	278,731
WESCO International, Inc. (a)	13,990	758,258
		2,196,641
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	21,493	1,758,342

TOTAL INDUSTRIALS		284,977,559

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.9%
Arris International PLC (a)	41,652	1,157,093
Brocade Communications Systems, Inc.	114,555	1,214,283
Cisco Systems, Inc.	1,449,157	44,460,137
EchoStar Holding Corp. Class A (a)	12,979	606,638
Harris Corp.	35,955	3,207,546
Juniper Networks, Inc.	107,302	2,826,335
Motorola Solutions, Inc.	44,591	3,236,415
		56,708,447
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	26,208	1,601,833
Avnet, Inc.	36,916	1,548,626
Corning, Inc.	309,186	7,021,614
Dell Technologies, Inc. (a)	55,725	2,735,540
Dolby Laboratories, Inc. Class A	14,489	689,532
Fitbit, Inc. (a)(b)	6,626	87,861
FLIR Systems, Inc.	39,375	1,296,225
Ingram Micro, Inc. Class A	41,656	1,549,603
IPG Photonics Corp. (a)	1,605	155,701
Jabil Circuit, Inc.	53,417	1,139,919
Keysight Technologies, Inc. (a)	49,317	1,617,598
National Instruments Corp.	6,263	175,928
Trimble, Inc. (a)	15,034	415,540
Zebra Technologies Corp. Class A (a)(b)	2,710	178,426
		20,213,946
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	5,468	379,862
CommerceHub, Inc.:
Series A, (a)	3,094	46,472
Series C, (a)	6,527	98,231
IAC/InterActiveCorp	4,342	279,798
Pandora Media, Inc. (a)(b)	8,802	99,727
Twilio, Inc. Class A (b)	698	23,816
Twitter, Inc. (a)(b)	21,206	380,648
Yahoo!, Inc. (a)	249,477	10,365,769
Yelp, Inc. (a)(b)	4,517	147,525
Zillow Group, Inc.:
Class A (a)(b)	4,507	148,866
Class C (a)(b)	9,019	300,874
		12,271,588
IT Services - 0.8%
Amdocs Ltd.	42,773	2,500,082
Booz Allen Hamilton Holding Corp. Class A	1,914	58,320
Computer Sciences Corp.	39,804	2,167,328
CoreLogic, Inc. (a)	10,377	441,645
Fidelity National Information Services, Inc.	40,383	2,985,111
IBM Corp.	79,183	12,169,635
Leidos Holdings, Inc.	18,704	777,525
Xerox Corp.	290,343	2,836,651
		23,936,297
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	88,207	5,654,069
Applied Materials, Inc.	89,919	2,614,845
Cree, Inc. (a)	18,026	401,980
Cypress Semiconductor Corp. (b)	89,037	887,699
First Solar, Inc. (a)(b)	21,618	875,313
Intel Corp.	1,238,378	43,182,241
Lam Research Corp. (b)	9,170	888,206
Linear Technology Corp.	36,292	2,179,698
Marvell Technology Group Ltd.	115,641	1,506,802
Micron Technology, Inc. (a)	297,620	5,107,159
ON Semiconductor Corp. (a)	106,014	1,237,183
Qorvo, Inc. (a)	33,136	1,844,018
Qualcomm, Inc.	335,349	23,045,183
Skyworks Solutions, Inc.	4,450	342,383
SunPower Corp. (a)(b)	16,440	119,026
Teradyne, Inc.	58,392	1,359,950
Versum Materials, Inc. (a)	3,613	82,015
Xilinx, Inc.	49,989	2,542,940
		93,870,710
Software - 1.5%
ANSYS, Inc. (a)	18,736	1,711,534
Autodesk, Inc. (a)	11,025	796,887
CA Technologies, Inc.	84,169	2,587,355
FireEye, Inc. (a)(b)	33,173	385,470
Nuance Communications, Inc. (a)	15,508	217,422
Oracle Corp.	767,959	29,504,985
Parametric Technology Corp. (a)	18,107	858,996
SS&C Technologies Holdings, Inc.	3,845	122,771
Symantec Corp.	151,603	3,794,623
Synopsys, Inc. (a)	39,325	2,332,366
VMware, Inc. Class A (a)(b)	15,925	1,251,705
Zynga, Inc. (a)	207,221	582,291
		44,146,405
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	132,556	15,050,408
Hewlett Packard Enterprise Co.	496,693	11,160,692
HP, Inc.	497,600	7,210,224
Lexmark International, Inc. Class A	17,669	701,283
NetApp, Inc.	83,537	2,835,246
Western Digital Corp.	81,112	4,740,185
		41,698,038

TOTAL INFORMATION TECHNOLOGY		292,845,431

MATERIALS - 2.9%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	7,227	964,226
Albemarle Corp. U.S.	32,258	2,695,156
Ashland Global Holdings, Inc.	17,776	1,986,112
Cabot Corp.	17,459	910,312
Celanese Corp. Class A	38,528	2,809,462
CF Industries Holdings, Inc.	67,107	1,611,239
Eastman Chemical Co.	42,464	3,053,586
FMC Corp.	7,408	347,361
Huntsman Corp.	56,610	959,540
LyondellBasell Industries NV Class A	55,783	4,437,538
Monsanto Co.	44,117	4,445,670
NewMarket Corp.	145	58,132
Platform Specialty Products Corp. (a)(b)	55,539	404,879
Praxair, Inc.	9,975	1,167,674
The Dow Chemical Co.	322,929	17,376,809
The Mosaic Co. (b)	100,912	2,374,459
The Scotts Miracle-Gro Co. Class A	1,005	88,530
W.R. Grace & Co.	8,979	601,234
Westlake Chemical Corp.	10,826	560,679
		46,852,598
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	1,726	319,966
Vulcan Materials Co.	2,614	295,905
		615,871
Containers & Packaging - 0.5%
Aptargroup, Inc.	13,216	944,151
Avery Dennison Corp.	1,425	99,451
Bemis Co., Inc.	23,030	1,122,022
Graphic Packaging Holding Co.	27,062	338,275
International Paper Co.	118,009	5,313,945
Sonoco Products Co.	28,522	1,434,371
WestRock Co.	72,173	3,333,671
		12,585,886
Metals & Mining - 0.8%
Arconic, Inc.	126,473	3,632,305
Compass Minerals International, Inc. (b)	9,622	691,341
Freeport-McMoRan, Inc. (b)	299,458	3,347,940
Newmont Mining Corp.	152,683	5,655,378
Nucor Corp.	91,459	4,467,772
Reliance Steel & Aluminum Co.	19,994	1,375,187
Royal Gold, Inc.	17,372	1,195,541
Southern Copper Corp. (b)	13,327	378,354
Steel Dynamics, Inc.	57,371	1,575,408
Tahoe Resources, Inc.	85,898	1,029,777
United States Steel Corp. (b)	43,961	850,206
		24,199,209
Paper & Forest Products - 0.0%
Domtar Corp.	17,811	640,305

TOTAL MATERIALS		84,893,869

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Alexandria Real Estate Equities, Inc.	19,854	2,140,460
American Campus Communities, Inc.	37,557	1,957,095
American Homes 4 Rent Class A	47,550	1,003,781
Apartment Investment & Management Co. Class A	44,638	1,967,197
Apple Hospitality (REIT), Inc.	46,943	846,382
AvalonBay Communities, Inc.	39,418	6,747,573
Boston Properties, Inc.	36,550	4,403,544
Brandywine Realty Trust (SBI)	49,136	761,608
Brixmor Property Group, Inc.	55,160	1,402,167
Camden Property Trust (SBI) (b)	24,499	1,995,199
Care Capital Properties, Inc.	21,609	574,151
Columbia Property Trust, Inc.	35,332	744,799
Communications Sales & Leasing, Inc.	34,895	992,065
Corporate Office Properties Trust (SBI)	26,977	720,016
Corrections Corp. of America	33,379	482,327
Crown Castle International Corp.	10,966	997,796
CubeSmart	16,225	422,986
CyrusOne, Inc.	2,464	109,919
DCT Industrial Trust, Inc.	25,725	1,202,644
DDR Corp.	88,868	1,358,792
Digital Realty Trust, Inc. (b)	12,564	1,173,855
Douglas Emmett, Inc. (b)	40,369	1,473,469
Duke Realty LP	99,302	2,596,747
Empire State Realty Trust, Inc.	13,416	262,551
EPR Properties	18,287	1,329,831
Equity Commonwealth (a)	34,870	1,053,423
Equity One, Inc.	26,143	745,076
Equity Residential (SBI)	102,412	6,323,941
Essex Property Trust, Inc.	10,964	2,347,283
Forest City Realty Trust, Inc.	65,988	1,424,681
General Growth Properties, Inc.	165,564	4,130,822
HCP, Inc. (b)	134,465	4,605,426
Healthcare Trust of America, Inc.	10,237	313,252
Highwoods Properties, Inc. (SBI)	27,752	1,377,332
Hospitality Properties Trust (SBI)	45,877	1,255,195
Host Hotels & Resorts, Inc.	212,008	3,281,884
Kilroy Realty Corp.	26,030	1,869,735
Kimco Realty Corp.	115,717	3,079,229
Liberty Property Trust (SBI)	42,097	1,701,982
Life Storage, Inc.	4,504	363,248
Mid-America Apartment Communities, Inc. (b)	21,672	2,010,078
National Retail Properties, Inc.	41,023	1,871,469
NorthStar Realty Finance Corp.	51,285	744,658
Omega Healthcare Investors, Inc.	33,090	1,053,255
Outfront Media, Inc.	33,096	711,895
Paramount Group, Inc.	51,469	800,343
Piedmont Office Realty Trust, Inc. Class A (b)	41,362	847,094
Post Properties, Inc.	15,045	989,811
Prologis, Inc.	149,988	7,823,374
Rayonier, Inc.	35,051	940,068
Realty Income Corp.	74,159	4,393,179
Regency Centers Corp.	24,420	1,759,949
Retail Properties America, Inc.	67,850	1,056,425
Senior Housing Properties Trust (SBI)	59,395	1,263,332
Simon Property Group, Inc.	8,327	1,548,489
SL Green Realty Corp.	28,067	2,756,741
Spirit Realty Capital, Inc.	138,350	1,647,749
Store Capital Corp.	43,100	1,176,199
Sun Communities, Inc.	18,027	1,386,817
Tanger Factory Outlet Centers, Inc.	2,558	89,018
Taubman Centers, Inc.	8,409	609,316
The Macerich Co.	41,128	2,911,040
UDR, Inc. (b)	76,002	2,657,790
Ventas, Inc.	66,679	4,517,502
VEREIT, Inc.	277,487	2,608,378
Vornado Realty Trust	49,410	4,584,260
Weingarten Realty Investors (SBI)	33,486	1,212,528
Welltower, Inc.	102,656	7,035,016
Weyerhaeuser Co.	213,202	6,381,136
WP Carey, Inc.	29,736	1,806,165
		140,732,537
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (a)	10,328	1,134,324
Jones Lang LaSalle, Inc.	12,863	1,245,782
Realogy Holdings Corp.	41,312	945,632
		3,325,738

TOTAL REAL ESTATE		144,058,275

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	1,774,025	65,266,380
CenturyLink, Inc. (b)	154,538	4,107,620
Frontier Communications Corp. (b)	336,527	1,352,839
Level 3 Communications, Inc. (a)	84,122	4,723,450
SBA Communications Corp. Class A (a)	12,998	1,472,413
Verizon Communications, Inc.	587,400	28,253,940
		105,176,642
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	217,623	1,340,558
T-Mobile U.S., Inc. (a)	31,426	1,562,815
Telephone & Data Systems, Inc.	27,231	703,649
U.S. Cellular Corp. (a)	3,864	135,433
		3,742,455

TOTAL TELECOMMUNICATION SERVICES		108,919,097

UTILITIES - 6.5%
Electric Utilities - 4.0%
Alliant Energy Corp.	65,418	2,489,155
American Electric Power Co., Inc.	141,669	9,185,818
Duke Energy Corp.	198,337	15,870,927
Edison International	90,914	6,680,361
Entergy Corp.	51,549	3,798,130
Eversource Energy	91,385	5,031,658
Exelon Corp.	255,202	8,694,732
FirstEnergy Corp.	122,377	4,196,307
Great Plains Energy, Inc.	61,880	1,759,867
Hawaiian Electric Industries, Inc.	30,679	905,031
NextEra Energy, Inc.	132,524	16,963,072
OGE Energy Corp.	57,358	1,780,392
PG&E Corp.	142,942	8,879,557
Pinnacle West Capital Corp.	32,001	2,436,236
PPL Corp.	194,996	6,696,163
Southern Co.	270,226	13,935,555
Westar Energy, Inc.	40,545	2,324,039
Xcel Energy, Inc.	146,127	6,071,577
		117,698,577
Gas Utilities - 0.2%
Atmos Energy Corp.	28,983	2,156,045
National Fuel Gas Co.	21,050	1,102,599
UGI Corp.	49,492	2,290,985
		5,549,629
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	102,160	1,215,704
NRG Energy, Inc.	89,982	956,509
The AES Corp.	189,120	2,225,942
		4,398,155
Multi-Utilities - 2.0%
Ameren Corp.	69,789	3,485,961
Avangrid, Inc.	16,062	633,003
CenterPoint Energy, Inc.	124,517	2,838,988
CMS Energy Corp.	79,984	3,371,326
Consolidated Edison, Inc.	87,588	6,617,273
Dominion Resources, Inc.	165,945	12,479,064
DTE Energy Co.	51,532	4,947,587
MDU Resources Group, Inc.	55,680	1,459,373
NiSource, Inc.	93,020	2,163,645
Public Service Enterprise Group, Inc.	145,374	6,117,338
SCANA Corp.	37,464	2,748,359
Sempra Energy	71,825	7,692,458
Vectren Corp.	23,721	1,193,404
WEC Energy Group, Inc.	90,721	5,417,858
		61,165,637
Water Utilities - 0.2%
American Water Works Co., Inc.	51,152	3,787,294
Aqua America, Inc.	51,124	1,569,507
		5,356,801

TOTAL UTILITIES		194,168,799

TOTAL COMMON STOCKS
(Cost $2,875,417,621)		2,948,262,408
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c)
(Cost $1,991,089)	2,000,000	1,991,046
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.41% (d)	17,805,057	$17,810,398
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	84,830,174	84,847,140
TOTAL MONEY MARKET FUNDS
(Cost $102,641,805)		102,657,538
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $2,980,050,515)		3,052,910,992
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(86,722,039)
NET ASSETS - 100%		$2,966,188,953

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
180 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	19,080,900	$(9,078)

The face value of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $982,581.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,177
Fidelity Securities Lending Cash Central Fund	215,878
Total	$273,055

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$136,876,725	$136,876,725	$--	$--
Consumer Staples	262,824,019	262,824,019	--	--
Energy	391,878,100	391,878,100	--	--
Financials	720,112,534	720,112,534	--	--
Health Care	326,708,000	326,708,000	--	--
Industrials	284,977,559	284,977,559	--	--
Information Technology	292,845,431	292,845,431	--	--
Materials	84,893,869	84,893,869	--	--
Real Estate	144,058,275	144,058,275	--	--
Telecommunication Services	108,919,097	108,919,097	--	--
Utilities	194,168,799	194,168,799	--	--
U.S. Government and Government Agency Obligations	1,991,046	--	1,991,046	--
Money Market Funds	102,657,538	102,657,538	--	--
Total Investments in Securities:	$3,052,910,992	$3,050,919,946	$1,991,046	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(9,078)	$(9,078)	$--	$--
Total Liabilities	$(9,078)	$(9,078)	$--	$--
Total Derivative Instruments:	$(9,078)	$(9,078)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $2,983,362,349. Net unrealized appreciation aggregated $69,548,643 of which $228,607,076 related to appreciated investment securities and $159,058,433 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Tax-Free Bond Fund

October 31, 2016

SFB-QTLY-1216
1.809079.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Alabama - 0.3%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	1,400,000	1,517,264
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20	$520,000	$528,440
5% 10/1/20 (Pre-Refunded to 4/1/17 @ 100)	280,000	284,945
5% 10/1/22	655,000	665,578
5% 10/1/22 (Pre-Refunded to 4/1/17 @ 100)	345,000	351,093
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	1,685,000	1,689,398
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,721,656
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,087,710

TOTAL ALABAMA		8,846,084

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,161,041
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,685,000	1,998,882
5% 10/1/33	2,200,000	2,579,302
5% 10/1/35	1,600,000	1,863,520

TOTAL ALASKA		11,602,745

Arizona - 1.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,074,730
5.25% 10/1/20 (FSA Insured)	2,600,000	2,916,238
5.25% 10/1/23 (FSA Insured)	5,000,000	5,591,300
5.25% 10/1/26 (FSA Insured)	1,000,000	1,115,210
5.25% 10/1/28 (FSA Insured)	500,000	557,300
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 B, 1.24%, tender 1/1/37 (b)	1,000,000	934,090
Series 2008 D, 5.5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	3,400,000	3,573,298
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	5,000,000	5,439,500
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,349,925
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	2,000,000	2,168,460
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,621,460
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/34 (c)	12,000,000	14,231,160
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	455,000	446,687
6% 1/1/48 (c)	1,625,000	1,611,285
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,337,316
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	420,281
Phoenix Civic Impt. Board Arpt. Rev. Series 2015 A, 5% 7/1/45	3,170,000	3,668,609
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	6,892,350
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,192,250
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,989,950
5.5% 12/1/29	2,100,000	2,615,340
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	317,798
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,061,270
Yavapai County Indl. Dev. Auth. Series 2016, 5% 8/1/34 (c)	750,000	843,488

TOTAL ARIZONA		63,969,295

California - 9.7%
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,990,552
California Edl. Facilities Auth. Rev.:
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	4,850,000	5,027,607
Series U6, 5% 5/1/45	8,600,000	12,002,590
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (b)	10,400,000	10,841,272
Series 2007, 5.625% 5/1/20	5,000	5,020
5% 8/1/20 (Pre-Refunded to 2/1/17 @ 100)	2,745,000	2,774,921
5% 10/1/22	1,500,000	1,671,255
5% 11/1/22 (Pre-Refunded to 11/1/17 @ 100)	1,100,000	1,147,014
5% 12/1/22 (Pre-Refunded to 12/1/17 @ 100)	7,810,000	8,170,744
5% 11/1/24	3,000,000	3,130,680
5.25% 9/1/23	8,500,000	10,158,435
5.25% 12/1/33	35,000	35,120
5.25% 4/1/35	4,300,000	5,127,621
5.25% 3/1/38	2,525,000	2,664,077
5.25% 11/1/40	1,100,000	1,265,352
5.5% 8/1/29	4,190,000	4,518,245
5.5% 4/1/30	5,000	5,019
5.5% 3/1/40	600,000	682,008
5.6% 3/1/36	300,000	344,094
6% 3/1/33	5,850,000	6,794,483
6% 4/1/38	3,100,000	3,461,987
6% 11/1/39	11,280,000	12,903,756
6.5% 4/1/33	5,050,000	5,709,985
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	49,773
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,155,000	2,385,736
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,364,548
Series 2013 A, 5% 8/15/52	15,070,000	17,164,579
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,327,372
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,014,080
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	2,640,000	2,974,752
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25 (Pre-Refunded to 10/1/21 @ 100)	6,000,000	7,168,140
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	6,500,000	7,737,665
Series 2012 G, 5% 11/1/25	1,500,000	1,804,665
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	1,400,000	1,659,784
5% 12/1/23	2,600,000	3,081,052
Series 2009 G1, 5.75% 10/1/30	835,000	946,965
Series 2009 I:
6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	500,000	576,050
6.375% 11/1/34 (Pre-Refunded to 11/1/19 @ 100)	1,400,000	1,623,244
California Statewide Cmntys. Dev. Auth. Series 2016:
3.25% 5/15/31	1,480,000	1,484,810
5% 5/15/25	1,000,000	1,208,970
5% 5/15/26	1,000,000	1,212,780
5% 5/15/27	1,000,000	1,198,680
5% 5/15/28	1,000,000	1,196,820
5% 5/15/32	1,250,000	1,471,813
5% 5/15/33	1,500,000	1,760,715
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,548,209
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,062,360
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,016,566
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	2,500,000	2,951,625
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	3,100,000	3,345,923
Long Beach Unified School District Series 2009:
5.75% 8/1/33	90,000	101,490
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	1,360,000	1,534,828
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,000,000	11,367,600
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,369,500
5% 3/1/25	1,000,000	1,180,240
Los Angeles Unified School District Series 2002 B, 5% 7/1/22 (Pre-Refunded to 7/1/17 @ 100)	1,200,000	1,234,128
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,121,893
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,450,000	4,991,387
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,099,380
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,345,235
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2016, 0.75%, tender 11/3/16 (b)	6,410,000	6,416,859
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,029,730
Northern California Transmission Agcy. Rev. Series 2009:
5% 5/1/23	1,000,000	1,095,180
5% 5/1/23 (Pre-Refunded to 5/1/19 @ 100)	1,235,000	1,357,364
5% 5/1/24	675,000	738,720
5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	835,000	917,732
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	1,000,000	1,117,430
Series 2012, 5% 1/15/27	4,865,000	5,589,739
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/20 (Pre-Refunded to 8/1/19 @ 100)	1,935,000	2,225,772
Series 2015 A:
5% 8/1/27	1,295,000	1,609,918
5% 8/1/28 (FSA Insured)	1,500,000	1,857,960
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,632,465
5% 2/1/24	2,915,000	3,442,178
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,125,460
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	766,935
Series B:
0% 8/1/33	4,350,000	2,457,315
0% 8/1/37	8,000,000	3,800,800
0% 8/1/38	4,225,000	1,924,192
0% 8/1/39	7,220,000	3,164,309
0% 8/1/40	1,100,000	463,837
0% 8/1/41	4,900,000	1,982,736
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,239,431
5% 9/1/30	1,370,000	1,581,062
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,434,803
5% 8/1/31	1,630,000	1,935,560
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,219,856
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,411,170
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,101,000
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,636,350
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,316,707
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	722,969
0% 7/1/37	5,105,000	2,452,442
Series 2008 E, 0% 7/1/47 (a)	2,600,000	1,726,946
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,223,350
5% 6/1/27	1,000,000	1,214,250
5% 6/1/32	10,000,000	11,969,700
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,369,455
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/28	2,590,000	3,157,495
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	1,700,000	1,982,489
Series 2010 B, 0% 8/1/47	3,700,000	1,126,798
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,149,266
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	946,280
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,364,012
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	165,000	165,530
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	8,300,000	8,987,738
Univ. of California Revs.:
Series 2009 O:
5.75% 5/15/30 (Pre-Refunded to 5/15/19 @ 100)	5,700,000	6,387,819
5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	3,060,000	3,429,250
Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	550,000	610,231
Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	165,000	183,069
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,461,120
Washington Township Health Care District Rev.:
Series 2009 A:
5.125% 7/1/17	205,000	209,934
5.25% 7/1/18	230,000	243,975
5.5% 7/1/19	390,000	428,497
6% 7/1/29	1,000,000	1,095,490
Series 2010 A, 5.25% 7/1/30	1,900,000	2,022,645
West Contra Costa Unified School District Series 2012, 5% 8/1/27	5,000,000	5,899,250
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	889,980

TOTAL CALIFORNIA		346,127,744

Colorado - 0.7%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,261,031
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,895,900
0% 7/15/22 (Escrowed to Maturity)	4,500,000	4,086,090
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27 (Pre-Refunded to 11/15/16 @ 100)	2,000,000	2,003,060
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,806,109
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	1,450,000	1,638,036
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,041,120
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,294,370
Series 2010 C, 5.375% 9/1/26	1,000,000	1,110,860
Univ. of Colorado Enterprise Sys. Rev.:
Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,393,463
Series 2016 A, 5% 6/1/47	3,115,000	3,669,968

TOTAL COLORADO		25,200,007

Connecticut - 1.2%
Connecticut Gen. Oblig.:
Series 2016 B:
5% 5/15/25	845,000	1,024,495
5% 5/15/27	10,000,000	12,127,800
Series 2016 E, 5% 10/15/34	8,075,000	9,523,817
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2013 A, 1%, tender 7/1/19 (b)	12,000,000	11,968,560
Series 2016 K, 4% 7/1/46	4,465,000	4,639,090
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/19 (FSA Insured)	2,250,000	2,469,668
5% 8/15/20 (FSA Insured)	400,000	450,508
5% 8/15/24 (FSA Insured)	1,195,000	1,434,060
5% 8/15/25 (FSA Insured)	570,000	689,729

TOTAL CONNECTICUT		44,327,727

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,932,060
District Of Columbia - 0.8%
District of Columbia Hosp. Rev.:
(Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	5,000,000	5,753,550
Series 2015:
5% 7/15/29	4,000,000	4,799,000
5% 7/15/30	6,495,000	7,751,198
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	880,240
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	3,446,827
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	2,363,165
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	4,118,200

TOTAL DISTRICT OF COLUMBIA		29,112,180

Florida - 12.2%
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B, 5% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,028,170
Series 2014, 5% 7/1/27	1,700,000	2,036,515
Series 2015 C:
5% 7/1/25	1,375,000	1,684,348
5% 7/1/27	1,455,000	1,761,874
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	2,000,000	2,402,040
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/24	8,830,000	10,432,733
Series 2015 A:
5% 7/1/24	940,000	1,148,323
5% 7/1/26	3,635,000	4,459,273
Series 2015 B, 5% 7/1/25	1,560,000	1,929,034
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,127,800
Series 2012 A1, 5% 6/1/21	3,100,000	3,584,189
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	9,473,482
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,625,950
Florida Board of Ed. Lottery Rev.:
Series 2011 A, 5% 7/1/20	4,300,000	4,878,522
Series 2016 B, 5% 7/1/20	6,365,000	7,221,347
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29 (Pre-Refunded to 6/1/17 @ 101)	1,665,000	1,721,194
Series 2011 E, 5% 6/1/24	2,385,000	2,787,493
Series A, 5.5% 6/1/38	700,000	754,803
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	2,400,000	2,765,304
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/26 (Pre-Refunded to 7/1/17 @ 101)	5,675,000	5,899,503
Series 2008 A, 5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 101)	1,000,000	1,038,740
Series 2011 B, 5% 7/1/23	3,600,000	4,225,428
Series 2012 A, 5% 7/1/25	3,300,000	3,870,042
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,973,282
Series 2015 C, 5% 10/1/35	2,000,000	2,329,400
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,196,115
5% 10/1/31	1,075,000	1,294,945
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,320,480
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	1,000,000	1,151,810
Series 2015 B, 5% 10/1/29	1,250,000	1,503,763
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	636,328
5% 6/1/24	835,000	1,000,572
5% 6/1/28	655,000	772,396
5% 6/1/46	1,225,000	1,379,448
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	5,000,000	5,640,900
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,797,915
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,814,080
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	3,197,038
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 4% 10/1/23	2,335,000	2,565,418
Series Three 2010 D, 5% 10/1/38	2,800,000	3,101,980
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,670,030
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,764,180
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,712,325
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,816,810
Series 2010:
5.5% 10/1/30	755,000	873,029
5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	245,000	285,540
Series 2014 A, 5% 10/1/37	8,500,000	9,923,580
Series 2014 B, 5% 10/1/34	2,225,000	2,601,092
Series 2016 A, 5% 10/1/41	8,500,000	9,916,185
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,159,800
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,651,417
Series 2014 A:
5% 7/1/25	1,430,000	1,737,808
5% 7/1/27	1,000,000	1,197,170
5% 7/1/28	2,225,000	2,648,151
5% 7/1/29	1,010,000	1,194,285
5% 7/1/44	18,800,000	21,397,032
Series 2014 B, 5% 7/1/30	2,500,000	2,938,925
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,594,320
Series 2011 B, 5.625% 5/1/31	2,195,000	2,546,661
Series 2014 D:
5% 11/1/22	2,085,000	2,489,990
5% 11/1/23	5,485,000	6,653,744
5% 11/1/24	6,350,000	7,761,478
5% 11/1/25	6,655,000	8,117,769
Series 2015 A, 5% 5/1/29	12,370,000	14,796,747
Series 2015 B:
5% 5/1/27	13,000,000	15,795,000
5% 5/1/28	7,305,000	8,819,034
Series 2016 A, 5% 5/1/32	10,000,000	11,832,200
Series 2016 B, 5% 8/1/26	4,505,000	5,556,827
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	909,325
5% 7/1/42	800,000	916,760
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,328,880
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	915,000	979,361
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,285,000	2,492,661
5.75% 10/1/43	285,000	304,491
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	715,000	779,979
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,784,000
Series 2012 A, 5% 10/1/42	6,315,000	6,994,557
Series 2012 B, 5% 10/1/42	2,500,000	2,769,025
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/28	5,000,000	6,041,650
Series 2016 C, 5% 8/1/33	10,730,000	12,710,436
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,367,649
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39 (Pre-Refunded to 4/1/19 @ 100)	1,000,000	1,101,750
Series 2009 B:
5% 10/1/33	3,540,000	3,849,007
5% 10/1/33 (Pre-Refunded to 4/1/19 @ 100)	2,660,000	2,914,828
Series 2012 A, 5% 10/1/24	1,450,000	1,803,989
Series 2013 A:
5% 10/1/24	2,300,000	2,861,499
5% 10/1/25	1,800,000	2,268,864
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	1,500,000	1,670,490
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,388,720
5% 8/1/23	3,550,000	4,316,126
5% 8/1/24	1,500,000	1,846,710
Series 2015 B:
5% 8/1/23	1,500,000	1,823,715
5% 8/1/24	4,135,000	5,090,764
5% 8/1/25	875,000	1,086,190
Series 2015 D:
5% 8/1/28	1,980,000	2,399,463
5% 8/1/29	6,765,000	8,138,769
5% 8/1/30	6,985,000	8,354,828
5% 8/1/31	7,015,000	8,348,201
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	4,000,000	4,683,160
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Pre-Refunded to 9/1/18 @ 100)	1,590,000	1,744,151
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	2,300,000	2,430,732
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,957,565
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.) 5% 7/1/17	4,385,000	4,508,525
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	615,550
5% 10/1/28	4,000,000	4,882,680
5% 10/1/30	2,000,000	2,407,640
5% 10/1/32	3,310,000	3,929,798
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,601,599
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,706,295
5% 12/1/36	1,100,000	1,260,490
Series 2015 A:
4% 12/1/35	1,600,000	1,656,400
5% 12/1/40	1,000,000	1,133,260
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	1,420,000	1,580,389
5% 10/1/19 (Escrowed to Maturity)	1,305,000	1,452,400
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,057,545
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,392,696
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,639,217
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	964,969

TOTAL FLORIDA		434,230,854

Georgia - 2.0%
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/28	1,500,000	1,830,285
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	3,000,000	3,068,280
2.2%, tender 4/2/19 (b)	5,900,000	5,996,111
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,853,766
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,806,140
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,292,167
6.125% 9/1/40	3,665,000	4,099,999
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,174,820
5.25% 10/1/41	1,900,000	2,217,452
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,871,275
Series 2013, 5% 1/1/32	10,000,000	11,819,600
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,358,880
Series C, 5% 1/1/22	2,900,000	3,403,788
Series GG, 5% 1/1/23	1,600,000	1,918,976
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,431,682
Series S, 5% 10/1/24	1,575,000	1,869,021
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,409,992
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	3,700,000	4,138,820
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/28	2,560,000	2,973,542
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,852,018
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,039,630

TOTAL GEORGIA		71,426,244

Hawaii - 0.1%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/45	3,395,000	3,997,205
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,096,460
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	6,300,000	6,983,928
Series 2015 ID:
5.5% 12/1/26	1,200,000	1,533,876
5.5% 12/1/27	3,250,000	4,092,823
5% 12/1/24	500,000	618,085

TOTAL IDAHO		15,325,172

Illinois - 16.8%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	1,001,324
Chicago Board of Ed.:
Series 2008 C:
5.25% 12/1/23	1,060,000	1,012,883
5.25% 12/1/24	715,000	679,715
Series 2010 F, 5% 12/1/20	570,000	548,032
Series 2011 A:
5% 12/1/41	1,865,000	1,639,969
5.25% 12/1/41	1,510,000	1,355,044
5.5% 12/1/39	2,700,000	2,510,109
Series 2012 A, 5% 12/1/42	2,815,000	2,462,844
Series 2015 C, 5.25% 12/1/39	800,000	722,744
Series 2016 B, 6.5% 12/1/46	400,000	407,068
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,124,397
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	1,886,696
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,284,133
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	11,381,357
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	210,000	210,286
Series A, 5.5% 1/1/17 (FSA Insured)	1,480,000	1,487,992
Chicago Midway Arpt. Rev. Series 2016 B:
5% 1/1/36	3,500,000	4,078,270
5% 1/1/37	4,000,000	4,650,440
5% 1/1/41	5,000,000	5,782,600
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 C, 6.5% 1/1/41	6,585,000	7,719,135
Series 2013 D, 5% 1/1/27	5,175,000	6,057,493
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	12,000,000	13,628,880
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21 (Pre-Refunded to 12/1/16 @ 100)	1,000,000	1,003,370
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,265,832
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,053,090
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,439,863
5.25% 11/1/38	9,150,000	9,647,577
Cook County Cmnty. College District Series 2013:
5% 12/1/23	2,000,000	2,328,100
5% 12/1/24	1,000,000	1,151,430
5.25% 12/1/25	1,450,000	1,679,651
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,398,461
5% 12/15/37	1,000,000	1,097,220
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,038,060
Series 2010 A:
5.25% 11/15/22	2,065,000	2,316,971
5.25% 11/15/33	13,180,000	14,366,595
Series 2011 A, 5.25% 11/15/28	1,625,000	1,811,485
Series 2012 C:
5% 11/15/23	4,375,000	5,015,631
5% 11/15/24	3,500,000	3,989,300
5% 11/15/25 (FSA Insured)	5,800,000	6,670,406
Series 2016 A, 5% 11/15/29	6,110,000	7,075,869
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,719,578
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	5,009,536
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	2,400,000	2,613,336
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,100,000	1,221,495
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,478,765
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,312,079
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	2,031,480
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,606,052
5% 10/1/33	1,500,000	1,771,035
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,295,000	2,402,154
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	2,800,000	3,012,828
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	8,545,753
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	5,300,000	6,172,009
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,616,710
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,616,710
Series B, 5.75% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,595,000	3,938,862
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	6,825,000	7,063,534
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	750,000	791,940
6% 8/15/23	1,000,000	1,062,800
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	3,876,485
Series 2008 A:
5.625% 1/1/37	9,995,000	10,422,586
6% 2/1/23 (AMBAC Insured)	400,000	424,820
Series 2009 A:
7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,510,000	1,699,112
7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	6,000,000	7,101,540
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	150,000	173,723
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	6,210,000	7,213,350
Series 2010 A:
5.5% 8/15/24	1,050,000	1,158,434
5.75% 8/15/29	700,000	774,284
Series 2012 A:
5% 5/15/19	1,000,000	1,090,860
5% 5/15/23	700,000	811,069
Series 2012:
4% 9/1/32	3,000,000	3,071,970
5% 9/1/22	800,000	931,864
5% 9/1/32	4,000,000	4,458,640
5% 9/1/38	5,400,000	5,918,832
5% 11/15/43	1,640,000	1,792,307
Series 2013:
4% 5/15/33	230,000	235,736
5% 11/15/24	1,115,000	1,303,524
5% 11/15/27	400,000	458,816
5% 5/15/43	3,700,000	4,025,452
Series 2015 A:
5% 11/15/31	3,500,000	4,077,360
5% 11/15/45	9,545,000	10,835,389
Series 2015 C:
5% 8/15/35	3,340,000	3,846,711
5% 8/15/44	15,400,000	17,519,810
Series 2016 A, 5% 7/1/33	1,850,000	2,148,146
Series 2016 B:
5% 8/15/30 (c)	3,000,000	3,544,890
5% 8/15/33 (c)	4,585,000	5,333,685
5% 8/15/34 (c)	2,415,000	2,797,826
Series 2016 C:
4% 2/15/36	1,300,000	1,264,120
5% 2/15/21	4,000,000	4,425,960
5% 2/15/22	2,115,000	2,369,540
5% 2/15/30	9,000,000	10,123,920
5% 2/15/41	5,045,000	5,484,369
5% 11/15/23	1,845,000	2,245,623
7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	60,000	71,015
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	1,500,000	1,573,515
5.5% 1/1/31	1,000,000	1,142,250
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	973,656
5% 1/1/23 (FSA Insured)	2,100,000	2,259,873
Series 2012 A, 5% 1/1/33	1,700,000	1,782,518
Series 2012:
5% 8/1/19	900,000	954,612
5% 8/1/21	1,635,000	1,780,793
5% 3/1/23	1,500,000	1,638,135
5% 8/1/23	1,675,000	1,843,706
5% 3/1/28	650,000	696,007
5% 3/1/36	1,000,000	1,044,090
Series 2013 A, 5% 4/1/35	900,000	943,164
Series 2013, 5.5% 7/1/38	2,000,000	2,176,240
Series 2014:
5% 2/1/23	1,850,000	2,030,449
5% 2/1/25	2,135,000	2,345,426
5% 2/1/27	1,075,000	1,167,310
5% 4/1/28	580,000	632,786
5% 5/1/28	3,325,000	3,630,667
5% 5/1/32	1,400,000	1,490,818
5% 5/1/33	1,600,000	1,697,408
5.25% 2/1/29	3,900,000	4,267,887
5.25% 2/1/30	2,700,000	2,945,727
5.25% 2/1/31	1,305,000	1,422,045
Series 2016:
5% 6/1/25	4,465,000	4,929,628
5% 6/1/26	610,000	673,965
5% 2/1/27 (c)	4,345,000	4,791,536
5% 2/1/28 (c)	3,495,000	3,838,628
5% 2/1/29 (c)	3,285,000	3,570,204
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,253,032
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,056,000
5.25% 5/15/32 (FSA Insured)	590,000	623,040
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/29	10,000,000	11,780,400
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	22,911,800
Series 2015 A, 5% 1/1/40	6,700,000	7,654,750
Series 2015 B, 5% 1/1/40	3,800,000	4,384,934
Series 2016 A, 5% 12/1/32	6,700,000	7,913,236
Series 2016 B, 5% 1/1/41	13,000,000	15,048,020
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	1,041,447
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,146,390
0% 11/1/20 (FSA Insured)	3,850,000	3,574,148
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,427,126
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2014, 6.5% 1/1/20 (Escrowed to Maturity)	55,000	64,182
Series 2015:
5% 1/1/27	1,500,000	1,759,530
5% 1/1/28	2,780,000	3,249,876
0% 12/1/17 (AMBAC Insured)	910,000	892,883
0% 12/1/17 (Escrowed to Maturity)	90,000	89,057
6.5% 1/1/20 (AMBAC Insured)	310,000	357,256
6.5% 1/1/20 (Escrowed to Maturity)	535,000	624,318
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,666,874
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	839,471
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,908,290
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,329,776
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,260,000	3,582,532
0% 1/15/25	4,440,000	3,604,081
0% 1/15/26	3,335,000	2,612,906
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255,000	3,248,490
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	6,645,436
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	4,595,750
0% 6/15/44 (FSA Insured)	19,125,000	5,402,813
0% 6/15/45 (FSA Insured)	12,145,000	3,268,341
0% 6/15/47 (FSA Insured)	5,660,000	1,381,323
Series 2012 B:
0% 12/15/51	5,900,000	984,828
5% 6/15/52	7,100,000	7,526,994
Series 2002 A:
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,695,000	7,965,852
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,490,000	2,037,203
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,868,187
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	4,870,000	5,423,378
Series 2010 A:
5% 4/1/25	1,700,000	1,877,990
5.25% 4/1/30	1,020,000	1,131,608
Series 2013:
6% 10/1/42	1,935,000	2,259,345
6.25% 10/1/38	1,900,000	2,264,477
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	420,000	420,000
0% 11/1/16 (FSA Insured)	1,280,000	1,280,000
0% 11/1/18 (Escrowed to Maturity)	945,000	922,717
0% 11/1/18 (FSA Insured)	4,085,000	3,965,024
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,240,541
0% 11/1/19 (FSA Insured)	8,310,000	7,887,520
Will County Illinois Series 2016, 5% 11/15/41	13,255,000	15,338,951

TOTAL ILLINOIS		599,573,912

Indiana - 2.5%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	2,875,000	3,332,010
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (Pre-Refunded to 7/15/17 @ 100)	1,000,000	1,029,820
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (Pre-Refunded to 7/15/17 @ 100)	1,525,000	1,569,378
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,570,692
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	3,100,000	3,629,170
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,864,492
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/25	1,000,000	1,141,630
5% 3/1/30	500,000	555,120
5% 3/1/41	2,590,000	2,857,288
Series 2015 A, 5.25% 2/1/32	2,940,000	3,576,569
Series 2015, 5% 3/1/36	4,500,000	5,053,905
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	1,015,019
5% 10/1/37	1,700,000	1,974,737
Series 2014 A:
5% 10/1/25	1,200,000	1,482,948
5% 10/1/26	1,750,000	2,155,370
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,140,950
(CWA Auth. Proj.) Series 2015 A:
5% 10/1/29	2,295,000	2,794,553
5% 10/1/45	12,700,000	14,660,372
Series 2011 A, 5.25% 10/1/26	1,000,000	1,182,100
Series 2011 B, 5% 10/1/41	2,000,000	2,250,360
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (Pre-Refunded to 5/1/18 @ 100)	1,600,000	1,704,080
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001:
1.6%, tender 2/1/17 (b)	10,000	10,022
1.6%, tender 2/1/17 (b)	2,790,000	2,795,775
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	919,504
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	995,680
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,046,780
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,240,998
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,000,000
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/27	5,000,000	5,899,200
5% 1/15/30	4,300,000	5,029,409
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27 (Pre-Refunded to 7/1/19 @ 100)	1,220,000	1,346,465

TOTAL INDIANA		87,824,396

Kansas - 0.6%
Johnson County Unified School District # 233:
Series 2016 A:
5% 9/1/21	750,000	879,818
5% 9/1/23	1,000,000	1,221,960
Series 2016 B:
5% 9/1/22	1,600,000	1,921,248
5% 9/1/23	290,000	354,368
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,701,913
Series 2016 A:
5% 9/1/40	4,200,000	4,836,510
5% 9/1/45	5,125,000	5,880,323

TOTAL KANSAS		19,796,140

Kentucky - 2.0%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,297,279
(Ashland Hosp. Corp. d/b/a Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,329,060
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/19	1,000,000	1,081,710
5% 1/1/20	485,000	540,232
5% 1/1/24	800,000	964,696
5% 1/1/27	1,500,000	1,830,015
5% 1/1/33	1,300,000	1,529,645
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2010 A, 6% 6/1/30	945,000	1,068,927
Series 2015 A:
4.5% 6/1/46	1,520,000	1,607,491
5.25% 6/1/50	9,270,000	10,610,627
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,706,019
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	5,350,000	6,478,957
Series 2016 B, 5% 11/1/26	11,400,000	13,940,490
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	1,275,000	1,522,618
5.75% 10/1/38	3,105,000	3,713,487
Series 2016 A:
5% 10/1/31	6,400,000	7,574,592
5% 10/1/32	6,000,000	7,061,520
5% 10/1/33	4,400,000	5,153,632
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,150,650

TOTAL KENTUCKY		70,161,647

Louisiana - 1.1%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	4,218,075
Louisiana Gen. Oblig. Series 2016 B:
5% 8/1/27	10,420,000	12,730,739
5% 8/1/28	3,465,000	4,203,253
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	800,000	918,432
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007, 5.375% 6/1/32 (Pre-Refunded to 6/1/17 @ 100)	1,500,000	1,540,260
New Orleans Gen. Oblig. Series 2012:
5% 12/1/24	2,455,000	2,902,792
5% 12/1/25	2,400,000	2,818,128
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	2,500,000	2,930,450
5.5% 5/15/29	5,000,000	5,486,150

TOTAL LOUISIANA		37,748,279

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2008 D:
5.75% 7/1/38	1,255,000	1,347,531
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	545,000	588,191
Maine Tpk. Auth. Tpk. Rev.:
Series 2007:
5.25% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	1,065,000	1,096,748
5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 100)	1,500,000	1,544,715
Series 2015, 5% 7/1/37	1,700,000	2,002,991

TOTAL MAINE		6,580,176

Maryland - 0.4%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,029,340
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,880,000	2,095,918
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18 (Escrowed to Maturity)	255,000	261,837
6% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	4,200,000	4,448,304
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,100,000	1,275,967
Series 2015, 5% 7/1/40	2,000,000	2,236,660
Series 2016 A:
4% 7/1/42	780,000	825,490
5% 7/1/35	2,055,000	2,367,607
5% 7/1/38	1,125,000	1,287,068

TOTAL MARYLAND		15,828,191

Massachusetts - 0.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	895,000	1,062,884
5% 7/1/45	890,000	1,053,155
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,178,577
Series 2011 I, 6.75% 1/1/36	1,000,000	1,185,630
Series 2015 D, 5% 7/1/44	2,575,000	2,831,032
Series BB1, 5% 10/1/46 (c)	4,230,000	4,929,980
Massachusetts Gen. Oblig.:
Series 2016 A, 5% 3/1/46	1,275,000	1,483,463
Series C, 5% 4/1/23	10,335,000	12,594,541
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,069,840

TOTAL MASSACHUSETTS		27,389,102

Michigan - 3.7%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	800,000	862,712
Series 2006, 5% 7/1/36	2,300,000	2,303,105
Detroit Wtr. Supply Sys. Rev. Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,684,740
7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,400,000	1,620,416
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,756,360
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,157,410
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,430,826
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 I:
5% 4/15/27	14,000,000	17,130,540
5% 4/15/28	2,000,000	2,430,920
5% 4/15/29	1,500,000	1,805,715
Series IA:
5.375% 10/15/41	1,000,000	1,152,690
5.5% 10/15/45	2,000,000	2,318,080
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,699,234
5% 6/1/20 (Escrowed to Maturity)	750,000	851,205
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,315,017
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,869,128
Series 2012:
5% 11/15/36	1,300,000	1,468,519
5% 11/15/42	2,950,000	3,309,694
Series 2013, 5% 8/15/29	3,865,000	4,456,500
Series 2015 MI, 5% 12/1/25	3,000,000	3,690,180
Series 2016, 5% 11/15/32	3,500,000	4,072,915
Michigan Gen. Oblig. Series 2016:
5% 3/15/26	7,500,000	9,304,500
5% 3/15/27	1,895,000	2,360,526
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	2,000,000	2,148,660
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,720,000	3,032,229
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	655,000	730,187
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	125,000	138,254
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,626,524
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (b)	6,380,000	6,320,985
Portage Pub. Schools:
Series 2008, 5% 5/1/23 (Pre-Refunded to 5/1/18 @ 100)	5,275,000	5,594,507
Series 2016:
5% 11/1/33	1,000,000	1,176,830
5% 11/1/36	1,250,000	1,459,725
5% 11/1/37	1,000,000	1,165,970
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	900,000	1,019,808
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,885,150
5% 5/1/29	4,230,000	4,997,280
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,541,566
5% 12/1/31	2,300,000	2,717,243
5% 12/1/40 (FSA Insured)	3,000,000	3,463,320
Series 2015 G:
5% 12/1/31	1,500,000	1,772,115
5% 12/1/32	1,500,000	1,762,875
5% 12/1/33	2,000,000	2,341,760
Series 2015, 5% 12/1/29	1,600,000	1,904,416
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,259,547
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,007,581

TOTAL MICHIGAN		133,117,464

Minnesota - 0.8%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,831,770
Maple Grove Health Care Facilities Series 2015, 5% 9/1/27	1,285,000	1,519,037
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,017,900
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	8,906,738
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	925,900
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	172,283
Minnesota Gen. Oblig. 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	40,000	41,250
Minnesota Higher Ed. Facilities Auth. Rev.:
5% 3/1/20	890,000	901,962
5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,300,000	1,318,174
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	700,000	779,562
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21 (Pre-Refunded to 1/1/19 @ 100)	1,915,000	2,080,494
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,225,000	1,263,122
Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	6,690,000	7,524,243
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36 (Pre-Refunded to 11/15/16 @ 100)	1,000,000	1,001,550

TOTAL MINNESOTA		29,283,985

Missouri - 0.3%
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	421,376
5% 9/1/21	295,000	327,202
5% 9/1/22	500,000	554,285
5% 9/1/23	400,000	442,484
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38 (Pre-Refunded to 5/1/17 @ 100)	1,000,000	1,024,880
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,438
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	406,896
3.25% 2/1/28	400,000	407,012
4% 2/1/40	400,000	411,288
5% 2/1/34	3,115,000	3,542,129
5% 2/1/36	1,200,000	1,356,720
5% 2/1/45	1,900,000	2,125,150

TOTAL MISSOURI		11,144,860

Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.064% 12/1/17 (b)	1,000,000	995,840
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	1,080,000	1,125,317
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/26 (Pre-Refunded to 1/1/18 @ 100)	2,550,000	2,672,885
Series 2016 A:
5% 1/1/32	1,670,000	1,987,300
5% 1/1/34	1,000,000	1,169,600
Series 2016 B, 5% 1/1/32	5,000,000	5,950,000

TOTAL NEBRASKA		13,900,942

Nevada - 0.9%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,202,252
Series 2012 B, 5% 6/1/42	3,260,000	3,786,783
Series 2016 A:
5% 6/1/35	4,150,000	4,935,305
5% 6/1/36	6,000,000	7,118,700
Series 2016 B:
5% 6/1/34	7,495,000	8,941,160
5% 6/1/36	2,700,000	3,203,415

TOTAL NEVADA		30,187,615

New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,208,821
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	2,200,000	2,267,760
Series 2012:
4% 7/1/23	1,000,000	1,094,740
4% 7/1/32	900,000	931,320
Series 2016:
4% 10/1/38 (c)	700,000	690,921
5% 10/1/28 (c)	3,000,000	3,470,640
5% 10/1/32 (c)	5,160,000	5,829,097
5% 10/1/38 (c)	2,100,000	2,336,943
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,204,114
5% 2/1/20	1,300,000	1,454,505

TOTAL NEW HAMPSHIRE		24,488,861

New Jersey - 2.1%
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24	1,500,000	1,595,565
5.25% 6/15/28	1,000,000	1,062,150
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE:
5% 9/1/20	1,255,000	1,381,341
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,881,673
Series 2013:
5% 3/1/23	4,500,000	5,034,285
5% 3/1/24	6,200,000	6,947,534
5% 3/1/25	700,000	775,012
Series 2015 XX, 5% 6/15/26	15,000,000	16,898,400
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	30,000	32,703
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	3,067,181
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	3,700,000	4,046,468
Series 2016 A:
5% 7/1/20 (c)	500,000	546,055
5% 7/1/21 (c)	1,000,000	1,113,700
5% 7/1/25	1,055,000	1,259,216
5% 7/1/30	1,000,000	1,201,000
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,495,962
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	459,820
Series 2014 AA, 5% 6/15/24	15,000,000	16,995,900
Series 2016 A, 5% 6/15/29	3,550,000	3,963,078
Series AA, 5% 6/15/25	2,380,000	2,704,156

TOTAL NEW JERSEY		74,461,199

New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,247,410
New York - 6.0%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	6,078,020
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	9,800,000	11,060,868
New York City Gen. Oblig.:
Series 2008:
5.25% 8/15/27	2,120,000	2,279,615
5.25% 8/15/27 (Pre-Refunded to 8/15/18 @ 100)	80,000	86,142
Series 2009:
5.625% 4/1/29	465,000	516,694
5.625% 4/1/29 (Pre-Refunded to 4/1/19 @ 100)	535,000	593,930
Series 2012 A1, 5% 8/1/24	2,720,000	3,176,090
Series 2012 F, 5% 8/1/24	10,525,000	12,387,609
Series 2012 G1, 5% 4/1/25	5,040,000	5,941,958
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,112,062
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,006,280
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,003,080
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40 (Pre-Refunded to 6/15/18 @ 100)	1,245,000	1,342,944
Series 2009 CC, 5% 6/15/34	3,585,000	3,807,772
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,640,527
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,344,560
Series 2011 EE, 5.375% 6/15/43	22,705,000	26,332,351
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,598,052
Series 2013 EE, 5% 6/15/47	11,710,000	13,593,202
Series 2014 CC, 5% 6/15/47	5,800,000	6,839,476
Series 2015 AA, 5% 6/15/44	8,900,000	10,522,203
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,027,578
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,311,960
5.75% 1/15/39	2,500,000	2,752,525
Series S1:
5% 7/15/24	2,000,000	2,399,160
5% 7/15/27	2,000,000	2,385,840
New York City Transitional Fin. Auth. Rev. Series 2015 E1, 5% 2/1/41	1,615,000	1,873,594
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,809,842
5% 11/15/29	5,000,000	6,068,200
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,681,245
4% 5/15/22	5,000,000	5,698,400
5% 5/15/23	2,000,000	2,384,420
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32 (Pre-Refunded to 3/15/17 @ 100)	3,900,000	3,962,868
Series 2008 B, 5.75% 3/15/36	5,500,000	6,109,455
5% 2/15/34	1,750,000	1,891,873
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	340,000	350,091
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,365,610
Series 2008, 6.5% 11/15/28	915,000	1,018,404
Series 2012 D, 5% 11/15/25	9,500,000	11,386,795
Series 2012 F, 5% 11/15/24	4,600,000	5,531,270
Series 2014 B, 5.25% 11/15/44	2,215,000	2,630,866
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	2,685,000	2,988,996
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21 (Pre-Refunded to 4/1/17 @ 100)	1,900,000	1,933,782
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/18 (FSA Insured)	1,825,000	1,916,542
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	40,000	40,066
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,381,474

TOTAL NEW YORK		214,164,291

North Carolina - 1.2%
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,297,428
Series 2012, 5% 11/1/41	1,630,000	1,773,326
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	3,730,000	4,056,524
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/30 (c)	630,000	746,229
5% 10/1/34 (c)	1,000,000	1,156,710
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,089,581
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009, 5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	715,000	775,982
Series 2015 A, 5% 1/1/28	3,500,000	4,305,735
Series 2015 C:
5% 1/1/29	8,000,000	9,752,640
5% 1/1/30	10,000,000	12,089,900
5% 1/1/30	285,000	305,685
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,234,834
Randolph County Ctfs. of Prtn. 5% 2/1/20 (Pre-Refunded to 2/1/17 @ 100)	1,500,000	1,515,855

TOTAL NORTH CAROLINA		44,100,429

North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,645,695
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	4,020,605

TOTAL NORTH DAKOTA		5,666,300

Ohio - 1.4%
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	1,025,982
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,629,800
Series 2016, 5% 2/15/46	1,280,000	1,475,942
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,992,857
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	1,755,000	1,795,734
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/31 (FSA Insured)	1,000,000	1,157,900
5% 1/1/26 (FSA Insured)	500,000	603,220
5% 1/1/27 (FSA Insured)	2,175,000	2,606,063
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,181,854
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,176,294
Columbus City School District 5% 12/1/32	1,000,000	1,212,690
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,553,150
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,256,478
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/26	1,170,000	1,397,296
6% 8/15/43	400,000	430,368
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	2,100,000	2,287,845
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,299,342
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	4,656,344
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	2,341,460
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,495,753
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	1,265,000	1,504,730

TOTAL OHIO		49,081,102

Oklahoma - 0.8%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	8,055,110
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,335,636
5% 10/1/32	1,100,000	1,271,809
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20 (Pre-Refunded to 8/15/18 @ 100)	2,000,000	2,163,100
5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,400,000	2,595,720
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	3,625,000	3,997,143
Series 2012:
5% 2/15/21	955,000	1,096,999
5% 2/15/24	1,800,000	2,095,920
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,295,873
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,211,254

TOTAL OKLAHOMA		28,118,564

Oregon - 0.1%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,211,828
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	999,063
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,071,810

TOTAL OREGON		4,282,701

Pennsylvania - 2.9%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,096,090
5% 8/15/20	3,000,000	3,313,710
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	1,000,000	1,275,720
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,597,809
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,105,705
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,635,102
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,160,000	2,535,170
Series 2016 A:
5% 10/1/30	4,350,000	4,966,743
5% 10/1/36	3,335,000	3,715,323
5% 10/1/40	2,045,000	2,265,635
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	1,700,000	1,780,716
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	709,898
Series 2015 1:
5% 3/15/29	8,125,000	9,616,019
5% 3/15/31	2,130,000	2,494,635
Series 2015, 5% 3/15/33	2,460,000	2,855,125
Series 2016, 5% 2/1/29	18,935,000	22,647,207
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016:
5% 5/1/29	1,000,000	1,198,910
5% 5/1/31	1,000,000	1,189,650
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/29 (FSA Insured)	5,630,000	6,732,748
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Seventh Series, 5% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	2,100,000	2,180,871
Series 9:
5.25% 8/1/40	2,325,000	2,588,213
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	1,475,000	1,695,985
5% 8/1/26	1,000,000	1,212,730
5% 8/1/27	1,000,000	1,200,450
5% 8/1/28	2,000,000	2,378,360
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,704,925
Philadelphia School District Series 2016 F, 5% 9/1/29 (c)	10,000,000	11,322,600
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,153,320
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,342,275

TOTAL PENNSYLVANIA		102,511,644

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,680,000	5,013,731
5% 9/1/36	185,000	194,372
Series 2016:
5% 5/15/20	340,000	377,822
5% 5/15/21	2,000,000	2,270,860
5% 5/15/29	1,250,000	1,460,450
5% 5/15/32	1,610,000	1,846,477
5% 5/15/39	3,000,000	3,367,230

TOTAL RHODE ISLAND		14,530,942

South Carolina - 4.9%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,045,200
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,440,277
(School Proj.):
5% 12/1/16 (Escrowed to Maturity)	1,000,000	1,003,370
5% 12/1/18 (Pre-Refunded to 12/1/16 @ 100)	1,880,000	1,886,336
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,403,469
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,790,787
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 C, 5% 12/1/18	7,000,000	7,572,810
Series 2013 E, 5.5% 12/1/53	14,000,000	16,450,700
Series 2014 A:
5% 12/1/49	29,450,000	33,415,148
5.5% 12/1/54	14,400,000	17,016,192
Series 2014 C, 5% 12/1/46	19,400,000	22,209,508
Series 2015 A, 5% 12/1/50	6,545,000	7,459,337
Series 2015 C, 5% 12/1/21	22,000,000	25,892,240
Series 2015 E, 5.25% 12/1/55	3,000,000	3,517,230
Series 2016 B:
5% 12/1/35	3,630,000	4,288,446
5% 12/1/36	5,445,000	6,417,041
5% 12/1/37	5,445,000	6,401,469
Series 2016 C:
5% 12/1/22	500,000	597,760
5% 12/1/23	840,000	1,022,230
5% 12/1/24	495,000	609,815
5% 12/1/25	360,000	445,871
5% 12/1/26	1,000,000	1,246,710
5% 12/1/27	1,600,000	1,986,592
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38 (Pre-Refunded to 5/1/18 @ 100)	1,590,000	1,699,313

TOTAL SOUTH CAROLINA		172,817,851

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B, 5% 11/1/44	5,000,000	5,607,950
Tennessee - 0.0%
Jackson Hosp. Rev.:
5.75% 4/1/41	405,000	428,352
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	1,095,000	1,166,887

TOTAL TENNESSEE		1,595,239

Texas - 11.7%
Aledo Independent School District:
(School Bldg. Proj.) Series 2006 A, 5% 2/15/43 (Pre-Refunded to 2/15/18 @ 100)	2,000,000	2,106,220
Series 2016, 5% 2/15/43	6,800,000	8,021,348
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19 (Pre-Refunded to 8/1/18 @ 100)	1,500,000	1,618,320
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,815,850
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,000,000	1,012,960
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	3,255,000	3,297,185
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (Pre-Refunded to 5/1/17 @ 100)	1,715,000	1,751,341
5% 5/1/20 (Pre-Refunded to 5/1/17 @ 100)	1,325,000	1,353,077
Brazosport College District:
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	115,000	121,840
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	885,000	937,640
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	1,670,000	1,722,822
Central Reg'l. Mobility Auth.:
Series 2015 A, 5% 1/1/45	1,000,000	1,127,130
Series 2016, 5% 1/1/40	3,000,000	3,390,120
5% 1/1/40	2,000,000	2,241,440
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	4,039,540
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	5,795,000	6,733,037
Dallas Area Rapid Transit Sales Tax Rev.:
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,215,000	3,504,993
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	2,400,000	2,616,480
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	2,120,000	2,489,050
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,500,000
Series 2010 A, 5% 11/1/42	5,200,000	5,830,032
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	500,000	535,310
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33 (Pre-Refunded to 10/1/18 @ 100)	3,000,000	3,233,100
El Paso Gen. Oblig. Series 2016:
5% 8/15/30	7,290,000	8,869,816
5% 8/15/31	3,810,000	4,609,910
5% 8/15/32	3,625,000	4,361,709
5% 8/15/34	3,755,000	4,478,814
5% 8/15/42	25,845,000	30,269,922
Fort Worth Independent School District Series 2016, 5% 2/15/21	5,000,000	5,777,300
Freer Independent School District Series 2007, 5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	215,000	222,488
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,896,813
Granbury Independent School District 0% 8/1/19	1,000,000	965,330
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	27,390,000	31,467,275
5.25% 10/1/51	25,400,000	29,860,494
5.5% 4/1/53	2,300,000	2,648,680
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,936,320
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,677,817
5% 7/1/26	3,000,000	3,446,130
Katy Independent School District Series 2015 A, 5% 2/15/45	2,400,000	2,814,960
Lewisville Independent School District 0% 8/15/18	1,025,000	1,004,787
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/30	4,500,000	5,325,480
5% 5/15/31	7,200,000	8,478,576
Series 2015 D:
5% 5/15/27	1,500,000	1,823,835
5% 5/15/29	2,150,000	2,566,197
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Pre-Refunded to 2/15/19 @ 100)	4,500,000	4,985,595
6% 2/15/49 (Pre-Refunded to 2/15/19 @ 100)	5,000,000	5,567,700
Mansfield Independent School District 5.5% 2/15/17	15,000	15,061
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,483,670
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24 (Pre-Refunded to 6/1/18 @ 100)	1,000,000	1,065,390
5% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,100,000	2,237,319
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,202,452
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,440,000	2,710,376
Series 2009, 6.25% 1/1/39	560,000	617,098
Series 2011 A:
5.5% 9/1/41	5,370,000	6,336,439
6% 9/1/41	2,100,000	2,537,367
Series 2011 D, 5% 9/1/28	4,700,000	5,458,486
Series 2014 A, 5% 1/1/24	2,500,000	3,042,700
Series 2015 B, 5% 1/1/31	7,115,000	8,409,076
Series 2016 A:
5% 1/1/32	3,000,000	3,567,300
5% 1/1/39	1,000,000	1,160,860
6% 1/1/24	150,000	158,688
6% 1/1/25	740,000	782,772
6% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	5,260,000	5,567,815
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	2,400,000	2,487,864
Rockwall Independent School District Series 2016, 5% 2/15/46	16,220,000	18,945,609
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	637,182
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	1,600,000	2,028,144
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,189,342
5% 5/15/26	7,000,000	8,279,880
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,238,016
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	4,171,943
5% 10/1/45	4,000,000	4,715,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	1,005,000	1,059,913
Series 2015, 5% 9/1/30	5,000,000	5,677,900
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	785,000	859,865
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	1,015,000	1,111,801
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/41 (c)	8,335,000	9,772,204
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29 (Pre-Refunded to 4/1/17 @ 100)	1,020,000	1,038,227
Series 2014 A, 5% 10/1/44	3,000,000	3,518,790
Series 2016:
5% 4/1/41	3,120,000	3,709,930
5% 4/1/43	12,000,000	14,247,000
5% 4/1/46	7,400,000	8,765,448
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	130,000	137,456
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	1,370,000	1,448,570
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,476,698
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,031,420
Series 2015 A:
5% 10/15/40	6,760,000	8,012,358
5% 10/15/45	3,900,000	4,605,510
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	855,000	864,379
Waller Independent School District 5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	5,100,000	5,403,348
Ysleta Independent School District Series 2016, 5% 8/15/45	9,300,000	10,946,379

TOTAL TEXAS		415,788,028

Utah - 0.1%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,980,199
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,785,000	1,911,717

TOTAL UTAH		3,891,916

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (Pre-Refunded to 6/1/18 @ 100)	3,900,000	4,179,123
Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,352,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (b)	6,000,000	6,144,480
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	345,000	360,694
5% 6/15/28	1,000,000	1,186,180
5% 6/15/33	225,000	259,094
5% 6/15/36	1,000,000	1,140,840
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	3,000,000	3,578,220
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,628,816
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,835,650

TOTAL VIRGINIA		19,485,974

Washington - 1.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	890,820
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	7,700,000	8,137,668
Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,000,000	1,090,620
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,539,025
5% 2/1/28	2,000,000	2,460,420
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,594,036
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	4,079,670
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,761,500
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,680,000
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,641,830
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,703,565
Series 2010 A, 5.25% 8/15/20	2,325,000	2,586,702
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,304,564
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500,000	1,605,330
Series 2012 A, 5% 10/1/24	6,700,000	7,971,526
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,487,804
Series 2015, 5% 1/1/26	2,000,000	2,420,060

TOTAL WASHINGTON		67,955,140

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	4,555,000	4,577,502
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,300,000	1,425,866
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,000,000	1,094,250
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	2,900,000	3,340,974

TOTAL WEST VIRGINIA		10,438,592

Wisconsin - 1.5%
Wisconsin Health & Edl. Facilities:
Series 2014:
4% 5/1/33	1,475,000	1,485,458
5% 5/1/23	1,410,000	1,579,694
5% 5/1/25	775,000	865,117
Series 2015, 5% 12/15/44	10,000,000	11,377,000
Series 2016 A:
5% 11/15/39	12,570,000	14,835,114
5% 2/15/42	2,810,000	3,153,326
5% 2/15/46	5,100,000	5,705,931
Series 2016, 5% 2/15/29	1,290,000	1,521,684
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,115,440
5.75% 7/1/30	1,000,000	1,134,370
Series 2013 B:
5% 7/1/26	750,000	870,863
5% 7/1/36	1,900,000	2,119,317
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,154,660
Series 2012:
5% 10/1/24	1,400,000	1,659,616
5% 6/1/27	1,000,000	1,141,690
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,000,000	1,204,860
5% 6/1/39	1,190,000	1,311,380

TOTAL WISCONSIN		53,235,520

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,888,340
TOTAL MUNICIPAL BONDS
(Cost $3,283,274,972)		3,474,171,142

Municipal Notes - 0.3%
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	5,240,000	$5,374,878
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 11/7/16, VRDN (b)	3,000,000	3,000,000
Series 2010 B1, 0.78% 11/7/16, VRDN (b)	2,500,000	2,500,000

TOTAL LOUISIANA		5,500,000

TOTAL MUNICIPAL NOTES
(Cost $10,849,911)		10,874,878
	Shares	Value

Money Market Funds - 1.1%
Fidelity Tax-Free Cash Central Fund, 0.61% (d)(e)
(Cost $40,794,995)	40,795,000	40,794,966
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $3,334,919,878)		3,525,840,986
NET OTHER ASSETS (LIABILITIES) - 1.0%		35,645,250
NET ASSETS - 100%		$3,561,486,236

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$214,532
Total	$214,532

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$3,485,046,020	$--	$3,485,046,020	$--
Money Market Funds	40,794,966	40,794,966	--	--
Total Investments in Securities:	$3,525,840,986	$40,794,966	$3,485,046,020	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $3,334,964,477. Net unrealized appreciation aggregated $190,876,509, of which $202,023,272 related to appreciated investment securities and $11,146,763 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016